Tortoise Energy Infrastructure Corporation
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

	February 29, 2020
	Shares	Fair Value
Master Limited Partnerships - 127.5%(1)
Crude Oil Pipelines - 24.7%(1)
United States - 24.7%(1)
BP Midstream Partners LP	248,258	$3,306,797
Genesis Energy L.P.	580,654	5,765,894
NuStar Energy L.P.	2,553,682	57,968,581
PBF Logistics LP	846,445	16,057,062
Plains All American Pipeline, L.P.	4,136,476	56,545,627
Shell Midstream Partners, L.P.	2,936,261	50,239,426
		189,883,387
Natural Gas/Natural Gas Liquids Pipelines - 40.5%(1)
United States - 40.5%(1)
Cheniere Energy Partners LP	300,314	10,180,645
DCP Midstream, LP	2,624,694	40,918,980
Energy Transfer LP(2)	13,168,028	145,901,750
Enterprise Products Partners L.P.	4,917,202	114,767,495
		311,768,870
Natural Gas Gathering/Processing - 18.3%(1)
United States - 18.3%(1)
CNX Midstream Partners LP	2,515,530	29,456,856
Enable Midstream Partners LP	2,839,661	17,605,898
EQM Midstream Partners, LP	2,152,158	37,361,463
Noble Midstream Partners LP	432,663	6,641,377
Western Midstream Partners, LP	3,812,618	49,792,791
		140,858,385
Other - 0.5%(1)
United States - 0.5%(1)
Westlake Chemical Partners LP	198,024	4,093,156

Refined Product Pipelines - 43.5%(1)
United States - 43.5%(1)
Holly Energy Partners, L.P.	2,095,609	43,462,931
Magellan Midstream Partners, L.P.	2,173,299	118,553,460
MPLX LP	5,252,003	106,563,141
Phillips 66 Partners LP	1,206,047	65,572,775
		334,152,307

Total Master Limited Partnerships (Cost $1,188,232,800)		980,756,105

Common Stock - 34.8%(1)
Crude Oil Pipelines - 1.9%(1)
Canada - 1.9%(1)
Enbridge Inc.	394,490	14,765,761

Marine Transportation - 0.3%(1)
Monaco - 0.3%(1)
GasLog Partners LP	604,490	2,291,017

Natural Gas Gathering/Processing - 13.8%(1)
United States - 13.8%(1)
Antero Midstream Corporation	5,089,311	22,189,396
EnLink Midstream, LLC	4,951,154	18,863,897
Hess Midstream LP	647,635	12,356,876
Targa Resources Corp.	1,625,553	52,667,917
		106,078,086

Natural Gas/Natural Gas Liquids Pipelines - 18.8%(1)
United States - 18.8%(1)
Kinder Morgan Inc.	1,915,320	36,716,684
ONEOK, Inc.	945,346	63,073,485
TC Energy Corp	72,847	3,813,540
The Williams Companies, Inc.	2,157,103	41,092,812
		144,696,521

Total Common Stock (Cost $365,349,323)		267,831,385

Preferred Stock - 12.4%(1)
Natural Gas/Natural Gas Liquids Pipelines - 9.4%(1)
United States - 9.4%(1)
Altus Midstream Company, 7.000%(3)(4)(5)	10,248	10,704,040
Crestwood Equity Partners LP, 9.25%	7,341,693	61,156,303
		71,860,343

Natural Gas Gathering/Processing - 3.0%(1)
United States - 3.0%(1)
Targa Resources Corp., 9.500%(3)(4)	21,758	23,065,221

Total Preferred Stock (Cost $98,137,766)		94,925,564

Corporate Bonds - 3.4%(1)
Refined Product Pipelines - 3.0%(1)
United States - 3.0%(1)
Buckeye Partners, 5.600%, 10/15/2044	3,000,000	2,685,000
Buckeye Partners, 5.850%, 11/15/2043	21,000,000	19,320,000
Buckeye Partners, 6.375%, 01/22/2078	1,200,000	960,000
		22,965,000

Natural Gas Gathering/Processing - 0.4%(1)
United States - 0.4%(1)
EnLink Midstream Partners, 6.000%, 12/15/2067	5,100,000	3,366,000

Total Corporate Bonds (Cost $25,140,988)		26,331,000

Convertible Bond - 1.1%(1)
Renewables - 1.1%(1)
Grand Cayman - 1.1%(1)
Sunnova Energy Intl Inc., 7.750%, 01/30/2027(3)(4) (Cost $7,454,244)	7,838,000	8,635,125

Private Investment - 1.7%(1)
Renewables - 1.7%(1)
United States - 1.7%(1)
TK NYS Solar Holdco, LLC(3)(4)(6) (Cost $53,481,470)	N/A	12,695,714

Short-Term Investment - 0.0%(1)
United States Investment Company - 0.0%(1)
Invesco Government & Agency Portfolio - Institutional Class, 1.49%(7) (Cost $233,361)	233,361	233,361

Total Investments - 180.9%(1) (Cost $1,738,029,952)		1,391,408,254
Interest Rate Swap Contracts - (0.0)%(1)
$10,000,000 notional - net unrealized depreciation(8)		(225,948)
Other Assets and Liabilities - 2.3%(1)		17,832,888
Deferred Tax Liability - (9.7)%(1)		(74,487,903)
Credit Facility Borrowings - (9.1)%(1)		(70,300,000)
Senior Notes - (42.9)%(1)		(330,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value - (21.5)%(1)		(165,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$769,227,291

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	A portion of the security is segregated as collateral for the unrealized depreciation of interest rate swap contracts of $225,948.
(3)	Restricted securities have a total fair value of $55,100,100, which represents 7.2% of net assets. See Note 6 to the financial statements for further disclosure.
(4)
Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments, as more fully described in Note 2 to the financial statements.

(5)	Security distributions are paid-in-kind. Cash value of the 7.0% coupon is paid in the form of additional shares.
(6)	Deemed to be an affiliate of the fund. See Affiliated Company Transactions Note 7 and Basis For Consolidation Note 13 to the financial statements for further disclosure.
(7)	Rate indicated is the current yield as of February 29, 2020.
(8)	See Schedule of Interest Rate Swap Contracts and Note 12 to the financial statements for further disclosure.

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of February 29, 2020.  These assets and liabilities are measured on a recurring basis.

TYG:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Master Limited Partnerships(a)	$980,756,105	$-	$-	$980,756,105
Common Stock(a)	267,831,385	-	-	267,831,385
Preferred Stock(a)	61,156,303	-	33,769,261	94,925,564
Corporate Bonds(a)	-	26,331,000	-	26,331,000
Convertible Bond(a)	-	-	8,635,125	8,635,125
Private Investment(a)	-	-	12,695,714	12,695,714
Short-Term Investment(b)	233,361	-	-	233,361
Total Assets	$1,309,977,154	$26,331,000	$55,100,100	$1,391,408,254
Liabilities
Interest Rate Swap Contracts	$-	$225,948	$-	$225,948

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended February 29, 2020:

Preferred Stock	TYG
Balance – beginning of period	$40,613,580
Purchases	176,256
Return of capital	-
Sales	(7,284,544)
Total realized gain/loss	945,467
Change in unrealized gain/loss	(681,498)
Balance – end of period	$33,769,261

Private Investments	TYG
Balance – beginning of period	$14,093,091
Purchases	-
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	(1,397,377)
Balance – end of period	$12,695,714

Convertible Bond	TYG
Balance – beginning of period	$-
Purchases	7,454,244
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	1,180,881
Balance – end of period	$8,635,125
TYG
Change in unrealized gain/loss on investments still held at February 29, 2020	$(897,994)